CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2015	[1]		10,702,689.000
Beginning balance at Dec. 31, 2015	[1]	$ 112,040	$ 107	$ 894,715	$ (759,531)	$ (14,781)	$ (8,551)	$ 81
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(64,727)			(65,148)			421
Translation adjustment		(6,960)				(6,967)		7
Stock-based compensation expense		3,267		3,267
Vesting of restricted stock units/ awards (in shares)			40,495
Vesting of restricted stock units/awards		0
Purchase of treasury shares (in shares)			(155,304)
Purchase of treasury shares		(964)	$ (1)				(963)
Restricted stock cancelled for employee minimum income taxes (in shares)			(4,973)
Restricted stock cancelled for employee minimum income taxes		(22)		(22)
Issuance of stock for the ESPP (in shares)			4,100
Issuance of stock for the ESPP		23		23
Issuance of stock in bond exchange (in shares)			1,205,440
Issuance of stock in bond exchange		10,741	$ 12	1,215			9,514
Ending balance (in shares) at Dec. 31, 2016			11,792,447.000
Ending balance at Dec. 31, 2016		53,398	$ 118	899,198	(824,679)	(21,748)	0	509
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(29,377)			(30,242)			865
Translation adjustment		2,834				2,869		(35)
Dividend payment to noncontrolling interest		(100)						(100)
Stock-based compensation expense		$ 2,552		2,552
Exercise of stock options (in shares)		15,000	15,000
Exercise of stock options		$ 46		46
Vesting of restricted stock units/ awards (in shares)			115,576
Vesting of restricted stock units/awards		0	$ 1	(1)
Employee purchases of unregistered shares of common stock (in shares)			120,567
Employee purchases of unregistered shares of common stock		1,573	$ 1	1,572
Restricted stock cancelled for employee minimum income taxes (in shares)			(23,889)
Restricted stock cancelled for employee minimum income taxes		(120)		(120)
Ending balance (in shares) at Dec. 31, 2017			12,019,701.000
Ending balance at Dec. 31, 2017		30,806	$ 120	903,247	(854,921)	(18,879)	0	1,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(70,398)			(71,171)			773
Translation adjustment		(1,783)				(1,563)		(220)
Dividend payment to noncontrolling interest		(200)						(200)
Stock-based compensation expense		$ 3,337		3,337
Exercise of stock options (in shares)		70,086	70,086
Exercise of stock options		$ 214	$ 1	213
Vesting of restricted stock units/ awards (in shares)			151,852
Vesting of restricted stock units/awards		0	$ 1	(1)
Restricted stock cancelled for employee minimum income taxes (in shares)			(46,024)
Restricted stock cancelled for employee minimum income taxes		(1,151)		(1,151)
Public equity offering (in shares)			1,820,000
Public equity offering		46,999	$ 18	46,981
Ending balance (in shares) at Dec. 31, 2018			14,015,615
Ending balance at Dec. 31, 2018		$ 7,824	$ 140	$ 952,626	$ (926,092)	$ (20,442)	$ 0	$ 1,592

[1]	The figures for January 1, 2016, set forth in the tables above have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.